Acquisitions (Tables)	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the acquisition and the gain on bargain purchase which resulted from the fair value of the intangible assets acquired exceeding the fair value of our common stock given as consideration:

Cash	$3,740
Receivables	361,345
Intangible assets (see Note 2)	1,816,000
Total assets acquired	2,181,085

Accounts payable and accrued liabilities	409,803
Total liabilities assumed	409,803

Net assets acquired	1,771,282

Consideration [1]	800,000

Gain on bargain purchase	$971,282

[1]	The 50,000,000 shares of our common stock transferred as consideration in accordance with the Purchase Agreement was valued on July 20, 2018, the date of acquisition, based on the weighted equity fair value of $0.016 per share as determined by a third-party valuation firm.

Schedule of Business Acquisition, Pro Forma Information

This pro forma information does not purport to represent what the actual results of our operations would have been had the acquisition occurred on this date nor does it purport to predict the results of operations for future periods:

	Year Ended March 31,
	2020	2019
Revenues	$24,225,208	$27,961,351
Net (loss)	$(19,429,574)	$(5,288,735)
Loss per common share	$(0.01)	$(0.00)